Income and expenses - Other operating income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income and expenses
Energy		$ (53,802)
Carbon dioxide emissions allowances	$ (80,316)	(88,952)	$ (103,044)
Others	(20,676)	(4,602)	(7,041)
Total other operating income	(100,992)	$ (147,356)	$ (110,085)
Income resulting from contingent consideration,	$ 10,164